Intangible Assets, Goodwill And Other Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	$ 236,819	$ 203,378
Intangible assets, Accumulated Amortization	153,888	140,450
Intangible assets, Carrying Value	$ 82,931	62,928
Refinery Services Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Weighted Amortization Period in Years	5 years
Intangible assets, Gross Carrying Amount	$ 94,654	94,654
Intangible assets, Accumulated Amortization	81,880	76,283
Intangible assets, Carrying Value	$ 12,774	18,371
Refinery Services Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Weighted Amortization Period in Years	6 years
Intangible assets, Gross Carrying Amount	$ 38,678	38,678
Intangible assets, Accumulated Amortization	28,983	26,055
Intangible assets, Carrying Value	9,695	12,623
Refinery Services [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	133,332	133,332
Intangible assets, Accumulated Amortization	110,863	102,338
Intangible assets, Carrying Value	$ 22,469	30,994
Supply And Logistics Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Weighted Amortization Period in Years	5 years
Intangible assets, Gross Carrying Amount	$ 35,430	35,430
Intangible assets, Accumulated Amortization	30,228	28,568
Intangible assets, Carrying Value	$ 5,202	6,862
Supply And Logistics Intangibles associated with lease [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Weighted Amortization Period in Years	15 years
Intangible assets, Gross Carrying Amount	$ 13,260	13,260
Intangible assets, Accumulated Amortization	3,512	3,039
Intangible assets, Carrying Value	9,748	10,221
Supply And Logistics [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Carrying Amount	48,690	48,690
Intangible assets, Accumulated Amortization	33,740	31,607
Intangible assets, Carrying Value	$ 14,950	17,083
Marine Transportation Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Weighted Amortization Period in Years	5 years
Intangible assets, Gross Carrying Amount	$ 32,000	0
Intangible assets, Accumulated Amortization	833	0
Intangible assets, Carrying Value	$ 31,167	0
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Weighted Amortization Period in Years	5 years
Intangible assets, Gross Carrying Amount	$ 22,797	21,356
Intangible assets, Accumulated Amortization	8,452	6,505
Intangible assets, Carrying Value	$ 14,345	$ 14,851